Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
Our interest rate swap agreements as of December 31, 2018, were as follows:

Maturity date	Outstanding principal as of December 31, 2018	Receive rate	Pay rate
	(In US$ millions)
February 21, 2021	2,764.9	3 month LIBOR	2.45% to 2.52%	(1) (2)
Total outstanding principal	$2,764.9

(1) The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
(2) The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.